Warrants - Liability classified warrants (Details)							1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Aug. 25, 2022 $ / shares shares	Jan. 20, 2022 $ / shares shares	Oct. 11, 2021 $ / shares shares	Jun. 23, 2021 shares	Jan. 29, 2021 $ / shares shares	Nov. 22, 2016 shares	Jun. 30, 2021 USD ($) Y $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) Y $ / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Y $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares Y	Dec. 31, 2021 USD ($) Y $ / shares shares	Dec. 31, 2020 USD ($) $ / shares Y	Oct. 31, 2021 Y $ / shares	Jun. 30, 2020 Y
FAIR VALUE MEASUREMENTS
Change in fair value of warrant liability									$ 362,000	$ (24,916,621)	$ (10,956,082)	$ (14,433,236)	$ 7,487,000	$ (12,722,918)
Expected term (years) [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y													5.49	5.28	5.49
Expected term (years) [Member] | Minimum [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y														3.89
Expected volatility [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants									61.00		61.00		0.227	0.188	0.227
Risk-free interest rate [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants													0.0036	0.0126	0.0036
TEMPO AUTOMATION INC
FAIR VALUE MEASUREMENTS
Exercise price of warrants | $ / shares	$ 2.82															$ 2.82
Warrants outstanding-January 1											$ 5,573,000
Warrants outstanding-December 31									$ 32,435,000		32,435,000			$ 5,573,000
Change in fair value of warrant liability											(5,674,000)	2,340,000		$ 4,242,000	$ (47,000)
Warrants issued, fair value											$ 27,600,000
TEMPO AUTOMATION INC | Maximum
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y														9.48
TEMPO AUTOMATION INC | Expected term (years) [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y							10		3.00		3.00					3	10
TEMPO AUTOMATION INC | Expected term (years) [Member] | Minimum [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y													4.89	3.89	4.89
TEMPO AUTOMATION INC | Expected term (years) [Member] | Maximum
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y													6.78	9.48	6.78
TEMPO AUTOMATION INC | Expected volatility [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants							64.01									48.5	56.49
TEMPO AUTOMATION INC | Expected volatility [Member] | Minimum [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants													58.17	64.29	58.17
TEMPO AUTOMATION INC | Expected volatility [Member] | Maximum
FAIR VALUE MEASUREMENTS
Measurement input, warrants													59.84	64.44	59.84
TEMPO AUTOMATION INC | Risk-free interest rate [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants							1.50		3.46		3.46					0.70	0.66
TEMPO AUTOMATION INC | Risk-free interest rate [Member] | Minimum [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants													0.36	1.12	0.36
TEMPO AUTOMATION INC | Risk-free interest rate [Member] | Maximum
FAIR VALUE MEASUREMENTS
Measurement input, warrants													0.51	1.52	0.51
TEMPO AUTOMATION INC | Measurement Input, Expected Dividend Rate [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants							0.00		0		0		0	0	0	0.00	0.00
TEMPO AUTOMATION INC | Measurement Input, Appraised Value [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants							1.07									3.79	0.60
TEMPO AUTOMATION INC | Measurement Input, Appraised Value [Member] | Minimum [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants | $ / shares													1.16	1.17	1.16
TEMPO AUTOMATION INC | Measurement Input, Appraised Value [Member] | Maximum
FAIR VALUE MEASUREMENTS
Measurement input, warrants | $ / shares													1.56	7.71	1.56
TEMPO AUTOMATION INC | Series C Preferred Stock [Member]
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares								108,000
Warrants | TEMPO AUTOMATION INC
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares				109,080							182,500
Warrants issued, fair value											$ 0
Warrant Classified As Liability
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares											21,576,558
Warrant Classified As Liability | TEMPO AUTOMATION INC
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares														764,724
Warrants outstanding-January 1								$ 86,000			$ 5,573,000	$ 86,000		$ 86,000	$ 133,000
Warrants outstanding-December 31													$ 86,000	5,573,000	86,000
Change in fair value of warrant liability														4,242,000	$ (47,000)
Warrants issued, fair value														$ 1,245,000
Warrant Classified As Liability | TEMPO AUTOMATION INC | Series A Preferred Stock
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares						26,112					58,736
Exercise price of warrants | $ / shares									$ 1.15		$ 1.15
Warrant Classified As Liability | TEMPO AUTOMATION INC | Series A Preferred Stock Issued 2015
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares														58,736
Exercise price of warrants | $ / shares														$ 1.15
Warrant Classified As Liability | TEMPO AUTOMATION INC | Series A Preferred Stock Issued 2016
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares														26,112
Exercise price of warrants | $ / shares														$ 1.15
Warrant Classified As Liability | TEMPO AUTOMATION INC | Series B Preferred Stock
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares											38,543			38,543
Exercise price of warrants | $ / shares									2.76		$ 2.76			$ 2.76
Warrant Classified As Liability | TEMPO AUTOMATION INC | Series C Preferred Stock [Member]
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares	10,000,000	186,667			108,000						8,262,167			108,000
Exercise price of warrants | $ / shares		$ 2.82			$ 0.94			$ 0.94	2.82		$ 2.82			$ 0.94
Warrants issued, fair value								$ 200,000						$ 800,000
Warrant Classified As Liability | TEMPO AUTOMATION INC | Common stock [Member]
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares			2,363,000				533,333				533,333			533,333
Exercise price of warrants | $ / shares			$ 2.82				$ 1.51		$ 1.51		$ 1.51			$ 1.51
Warrants issued, fair value							$ 1,000,000.0							$ 4,100,000